GOODWILL AND BUSINESS ACQUISITIONS - Narrative (Details) - USD ($) $ in Thousands				3 Months Ended				10 Months Ended	12 Months Ended
	Oct. 13, 2021	Oct. 01, 2021	Mar. 10, 2021	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2021	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Payment for acquisition, net of cash acquired				$ 0			$ 14,213		$ 49,722	$ 0
Vindara
Business Acquisition [Line Items]
Percentage of outstanding equity acquired			100.00%
Purchase price			$ 22,629
Acquisition related costs			$ 300
Expected economic life of acquired identifiable assets			10 years
Loss from acquiree since date of acquisition								$ 950
Purchase price, net of cash			$ 22,592
Cash			37
Payment for acquisition, net of cash acquired			14,213
Value of shares issued as consideration			$ 8,379
Pro-forma unaudited consolidated revenues									2,885	887
Pro-forma unaudited consolidated net loss									40,122	9,717
&ever GmBH
Business Acquisition [Line Items]
Percentage of outstanding equity acquired		100.00%
Purchase price		$ 118,663
Acquisition related costs		421
Loss from acquiree since date of acquisition						$ 2,479
Purchase price, net of cash		118,633
Payment for acquisition, net of cash acquired		33,610
Value of shares issued as consideration		$ 85,023
Pro-forma unaudited consolidated revenues									2,885	887
Pro-forma unaudited consolidated net loss									$ 55,267	$ 15,882
Actual revenues since date of acquisition						$ 128
Number of shares issued in acquisition (in shares)		27,856,081
&ever GmBH | &ever Middle East Holding Ltd
Business Acquisition [Line Items]
Percentage of outstanding equity acquired		50.00%
&ever GmBH | Smart Soil Technologies GmbH
Business Acquisition [Line Items]
Percentage of outstanding equity acquired		25.00%
&ever Middle East Holding Ltd
Business Acquisition [Line Items]
Percentage of outstanding equity acquired	50.00%
Loss from acquiree since date of acquisition					$ 465
Purchase price, net of cash	$ 8,258
Payment for acquisition, net of cash acquired	1,899
Value of shares issued as consideration	$ 6,359
Actual revenues since date of acquisition					$ 125